Prepayments and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2017
Prepayments and Other Receivables [Abstract]
Schedule of Prepayments and Other Receivables
	December 31, 2017		December 31, 2016
	RMB	US$	RMB
Lease prepayments, current portion	524	81	524
Other receivables	880	135	5,965
	1,404	216	6,489